Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital [Abstract]
Schedule of number of shares and stated value of outstanding shares
	2019		2018
As at December 31,	Number of shares	Stated value	Number of shares	Stated value
Common Shares	74,252,460	$26,580	74,252,460	$26,580
Voting Participating Preferred Shares	7,034,444	48,246	7,034,444	48,246
Non-Voting Participating Preferred Shares	38,477,137	80,059	38,431,311	78,870
Director Voting Preferred Shares	1,000	10	1,000	10
Share capital		$154,895		$153,706